Annual Total Returns - Voya SmallCap Opportunities Fund (Class A C I R R6 T and W Shares) [BarChart] - Class A C I R R6 T and W Shares - Voya SmallCap Opportunities Fund - Class A	Sep. 30, 2021
Bar Chart Table:
2011	0.26%
2012	14.81%
2013	37.45%
2014	4.91%
2015	(1.55%)
2016	12.39%
2017	18.00%
2018	(16.44%)
2019	24.97%
2020	25.99%